Stockholders' Equity (Detail Textuals 6) (USD $)	6 Months Ended				12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Stock Option Expense		$ 306,165		$ 522,930	$ 1,103,209	$ 272,594
Stock option recognized as additional paid in capital		300,967	78,694	211,673	890,648	272,594
Stock option liability	180,350	217,759	212,561	311,257	212,561
Aggregate intrinsic value of stock options outstanding	12,675	372,454	422,910		422,910	306,000
Aggregate intrinsic value of stock options exercisable	304,495	336,853	341,304		341,304	172,650
Unrecognized compensation expense	80,089	130,048
Unrecognized compensation expense, period of recognition	1 year 6 months	2 years
Aggregate intrinsic value of unvested stock options		$ 35,601	$ 81,606		$ 81,606	$ 133,350
Remaining weighted average contractual term unvested stock options		9 years